Business and Geographic Segment Information - Schedule of Segment Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 951,189	$ 818,601	$ 1,017,108	$ 598,978	$ 894,416	$ 770,833	$ 978,493	$ 658,122	$ 3,385,876	$ 3,301,864	$ 3,399,774
Total Adjusted EBITDA of reportable segments									819,579	726,310	676,351
Loss on impairment of assets									40,597	23,465	0
Total assets	7,391,285				7,062,534				7,391,285	7,062,534
Reconciling items:
Loss on impairment of assets									(40,597)	(23,465)	0
Operating income	140,116	$ 24,860	$ 196,047	$ (119,030)	125,903	$ 54,876	$ 172,643	$ (62,745)	241,993	290,677	259,072
Interest income									11,865	14,414	9,474
Interest expense									(334,901)	(390,391)	(367,284)
Loss on debt extinguishment									(8,392)	(17,363)	(1,263)
Gain (loss) on derivatives									28,656	(6,084)	(2,607)
Other (expense) income, net									(1,892)	457	(423)
Foreign currency exchange gain (loss), net									2,539	77,299	(128,299)
(Loss) gain on sales of subsidiaries, net									(10,490)	398,081	0
(Loss) income from continuing operations before income taxes and equity in net income of affiliates									(70,622)	367,090	(231,330)
Operating Segments
Segment Reporting Information [Line Items]
Revenues									3,385,876	3,301,864	3,399,774
Total Adjusted EBITDA of reportable segments									615,471	580,417	548,765
Depreciation and amortization expense									204,333	199,806	210,005
Loss on impairment of assets									7,121	0	0
Total assets	7,391,285				7,062,534				7,391,285	7,062,534
Expenditures for long-lived assets									218,385	208,831	282,411
Reconciling items:
Depreciation and amortization expense									(204,333)	(199,806)	(210,005)
Loss on impairment of assets									(7,121)	0	0
Corporate and eliminations
Segment Reporting Information [Line Items]
Revenues									(16,758)	(20,067)	(25,659)
Total Adjusted EBITDA of reportable segments									(204,108)	(145,893)	(127,586)
Depreciation and amortization expense									16,765	9,668	8,085
Loss on impairment of assets									1,014	0	0
Total assets	1,931,126				1,740,649				1,931,126	1,740,649
Expenditures for long-lived assets									24,001	33,621	21,879
Reconciling items:
Corporate									204,108	145,893	127,586
Depreciation and amortization expense									(16,765)	(9,668)	(8,085)
Loss on impairment of assets									(1,014)	0	0
Reconciling items
Segment Reporting Information [Line Items]
Depreciation and amortization expense									204,333	199,806	210,005
Loss on impairment of assets									7,121	0	0
Reconciling items:
Depreciation and amortization expense									(204,333)	(199,806)	(210,005)
Loss on impairment of assets									(7,121)	0	0
Share-based compensation expense									(61,844)	(35,852)	(35,843)
EiP expenses									(100,180)	(54,082)	(43,845)
Operating income									241,993	290,677	259,072
Interest income									11,865	14,414	9,474
Interest expense									(334,901)	(390,391)	(367,284)
Loss on debt extinguishment									(8,392)	(17,363)	(1,263)
Gain (loss) on derivatives									28,656	(6,084)	(2,607)
Other (expense) income, net									(1,892)	457	(423)
Foreign currency exchange gain (loss), net									2,539	77,299	(128,299)
(Loss) gain on sales of subsidiaries, net									(10,490)	398,081	0
Brazil | Operating Segments
Segment Reporting Information [Line Items]
Revenues									765,746	690,804	672,917
Total Adjusted EBITDA of reportable segments									134,205	95,442	81,322
Depreciation and amortization expense									35,715	35,695	34,261
Loss on impairment of assets									3,320	0	0
Total assets	1,256,364				1,245,264				1,256,364	1,245,264
Expenditures for long-lived assets									50,244	29,332	36,730
Reconciling items:
Depreciation and amortization expense									(35,715)	(35,695)	(34,261)
Loss on impairment of assets									(3,320)	0	0
Mexico | Operating Segments
Segment Reporting Information [Line Items]
Revenues									646,154	626,011	678,193
Total Adjusted EBITDA of reportable segments									147,171	143,741	150,136
Depreciation and amortization expense									27,990	26,273	35,156
Loss on impairment of assets									0	0	0
Total assets	969,400				972,171				969,400	972,171
Expenditures for long-lived assets									38,615	28,081	34,715
Reconciling items:
Depreciation and amortization expense									(27,990)	(26,273)	(35,156)
Loss on impairment of assets									0	0	0
Andean | Operating Segments
Segment Reporting Information [Line Items]
Revenues									1,085,640	969,717	913,388
Total Adjusted EBITDA of reportable segments									301,249	225,538	201,794
Depreciation and amortization expense									67,764	68,050	64,389
Loss on impairment of assets									2,530	0	0
Total assets	1,714,819				1,579,581				1,714,819	1,579,581
Expenditures for long-lived assets									72,098	80,396	132,156
Reconciling items:
Depreciation and amortization expense									(67,764)	(68,050)	(64,389)
Loss on impairment of assets									(2,530)	0	0
Rest of World
Segment Reporting Information [Line Items]
Loss on impairment of assets										23,465
Reconciling items:
Loss on impairment of assets										(23,465)
Rest of World | Operating Segments
Segment Reporting Information [Line Items]
Revenues									214,720	330,423	452,937
Total Adjusted EBITDA of reportable segments									32,411	53,352	52,080
Depreciation and amortization expense									20,659	21,668	30,953
Loss on impairment of assets									0	0	0
Total assets	225,429				227,071				225,429	227,071
Expenditures for long-lived assets									9,697	8,126	23,089
Reconciling items:
Depreciation and amortization expense									(20,659)	(21,668)	(30,953)
Loss on impairment of assets									0	0	0
Online & Partnerships | Operating Segments
Segment Reporting Information [Line Items]
Revenues									690,374	704,976	707,998
Total Adjusted EBITDA of reportable segments									204,543	208,237	191,019
Depreciation and amortization expense									35,440	38,452	37,161
Loss on impairment of assets									257	0	0
Total assets	$ 1,294,147				$ 1,297,798				1,294,147	1,297,798
Expenditures for long-lived assets									23,730	29,275	33,842
Reconciling items:
Depreciation and amortization expense									(35,440)	(38,452)	(37,161)
Loss on impairment of assets									$ (257)	$ 0	$ 0